Land, Buildings And Equipment, Net	12 Months Ended
May 29, 2011
Land, Buildings And Equipment, Net
Land, Buildings And Equipment, Net

NOTE 5 - LAND, BUILDINGS AND EQUIPMENT, NET

The components of land, buildings and equipment, net, are as follows:

(in millions)	May 29, 2011	May 30, 2010
Land	$ 799.6	$ 775.2
Buildings	3,633.1	3,371.6
Equipment	1,511.3	1,385.5
Assets under capital leases	67.7	68.6
Construction in progress	155.7	135.6
Total land, buildings and equipment	6,167.4	5,736.5
Less accumulated depreciation and amortization	(2,533.0)	(2,323.3)
Less amortization associated with assets under capital leases	(12.4)	(9.5)
Land, buildings and equipment, net	$ 3,622.0	$ 3,403.7